Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Summary of Federal Home Loan Bank Advances

At December 31, 2016 and December 31, 2015, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2016	2015
$20,000,000	$20,000,000	2.53	January 9, 2018

Scheduled Payments for Next Five Years	The scheduled payments for the next five years are as follows:

Year Due	Payment
2017	—
2018	$20,000,000
2019	—
2020	—
2021	—